Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000242902 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242902 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242902 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242902 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242902 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242902 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242902 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242902 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242902 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242902 | Visa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000242902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000242902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242902 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242904 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242904 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242904 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242904 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242904 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242904 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242904 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242904 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242904 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242904 | Visa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242904 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000242904 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000242904 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242904 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242904 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242904 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242904 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242904 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242904 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242903 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242903 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242903 | Apple
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242903 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242903 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242903 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242903 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242903 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242903 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242903 | Visa
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000242903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000242903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242903 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%